UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22442


                    First Trust High Income Long/Short Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               ----------


             Date of reporting period: July 1, 2011 - June 30, 2012
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record


                                                                                                                    Vote
                                                                       Item                                         Instruc-     VAM
Company Name               CUSIP        Meeting Date    Proponent      No.    Proposal                              tion         YN
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.             172967424    17-Apr-12       Management     1      Elect Director Franz B. Humer         For          No
Citigroup Inc.             172967424    17-Apr-12       Management     2      Elect Director Robert L. Joss         For          No
Citigroup Inc.             172967424    17-Apr-12       Management     3      Elect Director Michael E. O'Neill     For          No
Citigroup Inc.             172967424    17-Apr-12       Management     4      Elect Director Vikram S. Pandit       For          No
Citigroup Inc.             172967424    17-Apr-12       Management     5      Elect Director Lawrence R.            For          No
                                                                              Ricciardi
Citigroup Inc.             172967424    17-Apr-12       Management     6      Elect Director Judith Rodin           For          No
Citigroup Inc.             172967424    17-Apr-12       Management     7      Elect Director Robert L. Ryan         For          No
Citigroup Inc.             172967424    17-Apr-12       Management     8      Elect Director Anthony M. Santomero   For          No
Citigroup Inc.             172967424    17-Apr-12       Management     9      Elect Director Joan E. Spero          For          No
Citigroup Inc.             172967424    17-Apr-12       Management     10     Elect Director Diana L. Taylor        For          No
Citigroup Inc.             172967424    17-Apr-12       Management     11     Elect Director William S. Thompson,   For          No
                                                                              Jr.
Citigroup Inc.             172967424    17-Apr-12       Management     12     Elect Director Ernesto Zedillo        For          No
                                                                              Ponce de Leon
Citigroup Inc.             172967424    17-Apr-12       Management     13     Ratify Auditors                       For          No
Citigroup Inc.             172967424    17-Apr-12       Management     14     Amend Omnibus Stock Plan              For          No
Citigroup Inc.             172967424    17-Apr-12       Management     15     Advisory Vote to Ratify Named         Against      Yes
                                                                              Executive Officers' Compensation
Citigroup Inc.             172967424    17-Apr-12       Share Holder   16     Disclose Prior Government Service     Against      No
Citigroup Inc.             172967424    17-Apr-12       Share Holder   17     Report on Political Contributions     Against      No
                                                                              and Lobbying Expenditures
Citigroup Inc.             172967424    17-Apr-12       Share Holder   18     Stock Retention/Holding Period        For          Yes
Citigroup Inc.             172967424    17-Apr-12       Share Holder   19     Require Audit Committee Review and    Against      No
                                                                              Report on Controls Related to
                                                                              Loans, Foreclosure and
                                                                              Securitizations
Ford Motor Company         345370860    10-May-12       Management     1      Elect Director Stephen G. Butler      For          No
Ford Motor Company         345370860    10-May-12       Management     2      Elect Director Kimberly A. Casiano    For          No
Ford Motor Company         345370860    10-May-12       Management     3      Elect Director Anthony F. Earley,     For          No
                                                                              Jr.
Ford Motor Company         345370860    10-May-12       Management     4      Elect Director Edsel B. Ford II       For          No
Ford Motor Company         345370860    10-May-12       Management     5      Elect Director William Clay Ford,     For          No
                                                                              Jr.
Ford Motor Company         345370860    10-May-12       Management     6      Elect Director Richard A. Gephardt    For          No
Ford Motor Company         345370860    10-May-12       Management     7      Elect Director James H. Hance, Jr.    For          No
Ford Motor Company         345370860    10-May-12       Management     8      Elect Director William W. Helman IV   For          No
Ford Motor Company         345370860    10-May-12       Management     9      Elect Director Irvine O. Hockaday,    For          No
                                                                              Jr.
Ford Motor Company         345370860    10-May-12       Management     10     Elect Director Jon M. Huntsman, Jr.   For          No
Ford Motor Company         345370860    10-May-12       Management     11     Elect Director Richard A. Manoogian   Against      Yes
Ford Motor Company         345370860    10-May-12       Management     12     Elect Director Ellen R. Marram        For          No
Ford Motor Company         345370860    10-May-12       Management     13     Elect Director Alan Mulally           For          No
Ford Motor Company         345370860    10-May-12       Management     14     Elect Director Homer A. Neal          For          No
Ford Motor Company         345370860    10-May-12       Management     15     Elect Director Gerald L. Shaheen      For          No
Ford Motor Company         345370860    10-May-12       Management     16     Elect Director John L. Thornton       For          No
Ford Motor Company         345370860    10-May-12       Management     17     Ratify Auditors                       For          No
Ford Motor Company         345370860    10-May-12       Management     18     Advisory Vote to Ratify Named         For          No
                                                                              Executive Officers' Compensation
Ford Motor Company         345370860    10-May-12       Share Holder   19     Provide for Cumulative Voting         For          Yes
Ford Motor Company         345370860    10-May-12       Share Holder   20     Approve Recapitalization Plan for     For          Yes
                                                                              all Stock to have One-vote per
                                                                              Share
Ford Motor Company         345370860    10-May-12       Share Holder   21     Amend Articles/Bylaws/Charter --      For          Yes
                                                                              Call Special Meetings
General Motors Company     37045V100    12-Jun-12       Management     1      Elect Director Daniel F. Akerson      For          No
General Motors Company     37045V100    12-Jun-12       Management     2      Elect Director David Bonderman        For          No
General Motors Company     37045V100    12-Jun-12       Management     3      Elect Director Erroll B. Davis, Jr.   For          No
General Motors Company     37045V100    12-Jun-12       Management     4      Elect Director Stephen J. Girsky      For          No
General Motors Company     37045V100    12-Jun-12       Management     5      Elect Director E. Neville Isdell      For          No
General Motors Company     37045V100    12-Jun-12       Management     6      Elect Director Robert D. Krebs        For          No
General Motors Company     37045V100    12-Jun-12       Management     7      Elect Director Philip A. Laskawy      For          No
General Motors Company     37045V100    12-Jun-12       Management     8      Elect Director Kathryn V. Marinello   For          No
General Motors Company     37045V100    12-Jun-12       Management     9      Elect Director James J. Mulva         For          No
General Motors Company     37045V100    12-Jun-12       Management     10     Elect Director Patricia F. Russo      For          No
General Motors Company     37045V100    12-Jun-12       Management     11     Elect Director Thomas M. Schoewe      For          No
General Motors Company     37045V100    12-Jun-12       Management     12     Elect Director Carol M. Stephenson    For          No
General Motors Company     37045V100    12-Jun-12       Management     13     Elect Director Theodore M. Solso      For          No
General Motors Company     37045V100    12-Jun-12       Management     14     Elect Director Cynthia A. Telles      For          No
General Motors Company     37045V100    12-Jun-12       Management     15     Ratify Auditors                       For          No
General Motors Company     37045V100    12-Jun-12       Management     16     Advisory Vote to Ratify Named         For          No
                                                                              Executive Officers' Compensation

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST HIGH INCOME LONG/SHORT FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------
                           Mark R. Bradley, President


Date                       July 30, 2012
                           -------------------------

* Print the name and title of each signing officer under his or her signature.